Interest in associates and joint ventures - Impairment testing (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019
Disclosure of associates [line items]
Carrying amount	$ 26,594,000,000		$ 24,384,000,000
BoCom
Disclosure of associates [line items]
Period for which the fair value was below carrying amount (in months)	9 years
Impairment loss	$ 0
VIU	21,800,000,000		21,500,000,000
Carrying amount	21,248,000,000	$ 21,248,000,000	18,982,000,000	$ 18,982,000,000
Fair value	7,457,000,000		$ 10,054,000,000
Decrease in difference between VIU and carrying value of associates	$ 1,900,000,000